Financial Instruments and Risk Management - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended																				12 Months Ended
	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 GBP (£)	Nov. 30, 2020 GBP (£)	Oct. 31, 2020 Bond	Sep. 30, 2020 USD ($) Tranche Bond	Aug. 31, 2020 USD ($)	Jul. 31, 2020 GBP (£)	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 GBP (£) Tranche	Apr. 30, 2020 USD ($) Tranche	Apr. 30, 2020 EUR (€) Tranche	Mar. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Tranche	Jul. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£) Derivative	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Proportion of average cost of debt																						3.60%	3.30%
Commercial paper																							£ 1,056,000,000
Cash and cash equivalents																						£ 3,139,000,000	2,526,000,000
Borrowings																						4,041,000,000	7,562,000,000
Bonds and notes																						£ 40,998,000,000	£ 38,323,000,000
Currency risk sensitivity factor																						10.00%	10.00%	10.00%
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit																						£ (61,000,000)	£ 16,000,000	£ (33,000,000)
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income																						(57,000,000)	22,000,000	384,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit																						74,000,000	(20,000,000)	41,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income																						70,000,000	(27,000,000)	(469,000,000)
Derivative financial instruments asset gross nominal value																							226,000,000
Derivative financial instruments liability gross nominal value																							932,000,000
Cash flow hedge reserve																						(628,000,000)	(308,000,000)
Leaf Supply Arrangements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk																						88,000,000	54,000,000
Net Investment Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity																						392,000,000	372,000,000
Changes in fair value used for calculating hedge ineffectiveness																						(21,000,000)	(22,000,000)
Cash Flow Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve for borrowings																						(628,000,000)	(309,000,000)
Total cash flow hedge reserve																						(504,000,000)	(346,000,000)
Cash flow hedge reserve																						139,000,000	105,000,000
Forecasted Borrowings Subject to Fair Value Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Gain loss in relation to interest rate exposure on forecasted borrowings																							(160,000,000)
US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																						197,000,000	127,000,000
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																						170,000,000	64,000,000
Bilateral Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings																			£ 745,000,000
Short Term Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk																						£ 36,000,000	£ 54,000,000
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity																						5 years
Average centrally managed debt maturity																						9 years 10 months 24 days	9 years 1 month 6 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period																						16.40%	18.60%		16.40%	16.40%
Commercial paper																									$ 4,000.0	€ 3,000
Outstanding amount on commercial paper																							£ 1,056,000,000
Raising amount through US dollar bond market | $					$ 6,250.0								$ 2,400.0					$ 3,500.0
Number of tranches raised through US dollar bond market | Tranche					5							3	3	3				4
Repayments of bonds at maturity						$ 1,000.0		€ 600		$ 770.8	$ 750.0					$ 500.0		$ 650.0		£ 750,000,000	£ 820,000,000
Number of bonds to be redeemed under tender offer prior to maturities | Bond					7
Tender offer completion date					October 2020
Number of bonds | Bond					5
Bond redeemed amount | $																	$ 1,250.0	$ 2,250.0
Liquidity Risk | Events After Reporting Period
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Repayments of bonds at maturity | €	€ 650
Liquidity Risk | Credit Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity																				£ 6,000,000,000
Liquidity Risk | Credit Facilities | Tranche One
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity															£ 6,000,000,000				£ 3,000,000,000
Liquidity Risk | 364-day Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity		£ 2,850,000,000													£ 3,000,000,000
Period of tranche		364 days													364 days
Extension option on borrowings															2 years
Term out option on borrowings															1 year
Liquidity Risk | Five-year Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity		£ 3,000,000,000													£ 3,000,000,000
Period of tranche		5 years													5 years
Extension option on borrowings															2 years
Liquidity Risk | Bilateral Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings												£ 4,800,000,000			£ 4,800,000,000
Liquidity Risk | EMTN Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Raising amount through European market | €														€ 1,700
Number of tranches raised through European market | Tranche												2	2	2
Raising amount through Sterling market									£ 500,000,000
Liquidity Risk | Term Loans
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Repayments of term loan at maturity							£ 1,900,000,000
Liquidity Risk | Bonds Issued Maturing in 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of bonds | Bond				3
Bonds and notes																											£ 70,000,000	$ 3,200.0
Borrowings, maturity				2022	2022
Bond redeemed amount			£ 597,600,000
Liquidity Risk | Bonds Issued Maturing in 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of bonds | Bond					2
Bonds and notes | €																													€ 100
Borrowings, maturity					2021
Liquidity Risk | 364-day Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Term out option on borrowings																			1 year
Period of borrowings maturity																			364 days
Liquidity Risk | Money Market Fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																						£ 0
Liquidity Risk | Top of Range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period																						20.00%
COVID-19 | Bilateral Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Reduction in bilateral facilities												£ 3,400,000,000			£ 3,400,000,000
Currency Risk | US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts																						63.00%	59.00%		63.00%	63.00%
Currency Risk | Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts																						13.00%	13.00%		13.00%	13.00%
Currency Risk | UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts																						19.00%	21.00%		19.00%	19.00%
Currency Risk | Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts																						5.00%	7.00%		5.00%	5.00%
Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Description of hedging instruments																						During 2020, the Group financial covenant being gross interest cover was removed from the centrally managed banking facilities.
Description of interest rate sensitivity																						IFRS 7 requires a sensitivity analysis that shows the impact on the income statement and on items recognised directly in other comprehensive income of hypothetical changes of interest rates in respect of financial assets and liabilities of the Group. All other variables are held constant although, in practice, market rates rarely change in isolation. For the purposes of this sensitivity analysis, financial assets and liabilities with fixed interest rates are not included. The Group considers a 100 basis point change in interest rates a reasonably possible change except where rates are less than 100 basis points. In these instances it is assumed that the interest rates increase by 100 basis points and decrease to zero for the purpose of performing the sensitivity analysis. The impact is calculated with reference to the financial asset or liability held as at the year-end, unless this is unrepresentative of the position during the year.
Borrowings, interest rate basis																						1.00%			1.00%	1.00%
Decrease in pre-tax profit based on 100 basis point increase in interest rates																						£ 31,000,000	£ 143,000,000	90,000,000
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less																						£ 29,000,000	£ 108,000,000	£ 74,000,000
Interest Rate Risk | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of derivatives | Derivative																						9
Interest Rate Risk | Interest Rate Swaps | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of derivatives | Derivative																						5
Interest Rate Risk | Cross-currency Interest Rate Swaps | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of derivatives | Derivative																						4
Interest Rate Risk | Free Standing | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of derivatives | Derivative																						2
Interest Rate Risk | Fixed Rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt																						50.00%			50.00%	50.00%
Borrowings, adjustment to interest rate on a fixed basis, description																						At 31 December 2020, the relevant ratios of floating to fixed rate borrowings were 7:93 (2019: 18:82) on a net basis.
Interest Rate Risk | Mature January 2022 [Member]
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Floating rate borrowings																						£ 1,929,000,000
Interest Rate Risk | Mature August 2022 [Member]
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Floating rate borrowings																									$ 750.0	€ 549
Interest Rate Risk | Derivatives Maturing in January 2023 | Free Standing | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative maturity date																						2023-01
Interest Rate Risk | Derivatives Maturing in June 2022 and October 2023 | Fair Value Hedges | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number of derivatives | Derivative																						7
Interest Rate Risk | Derivatives Maturing in June 2022 | Fair Value Hedges | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative maturity date																						2022-06
Interest Rate Risk | Derivatives Maturing in October 2023 | Fair Value Hedges | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative maturity date																						2023-10
Credit Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Concentrations of customer credit risk																						No significant concentrations of customer credit risk